Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Vessel operating expenses	$ 99,949	$ 94,536	$ 97,179
Reclassification from general and administrative expense [Member]
Related Party Transaction [Line Items]
Vessel operating expenses		8,200	8,100
Technical Management Fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	7,800
Teekay Corporation [Member]
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor	10 years
Additional time period for fixed-rate time-charters contract	15 years
Teekay Corporation [Member] | Reclassification from general and administrative expense [Member]
Related Party Transaction [Line Items]
Vessel operating expenses		7,800	7,700
Teekay Corporation [Member] | Technical Management Fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	$ 7,200